8. PROPERTY, PLANT AND EQUIPMENT: Schedule of Changes in Property, Plant and Equipment (Details) - CAD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Computer equipment
Property, Plant and Equipment, Gross, Beginning Balance		$ 68,003	$ 67,782
Property, Plant and Equipment, Additions		5,302	221
Property, Plant and Equipment, Gross, Ending Balance		73,305	68,003
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment, Beginning Balance		67,795	67,782
Depreciation		2,332	13
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment, Ending Balance		70,127	67,795
Property, plant and equipment		3,178	208
Fixtures and fittings
Property, Plant and Equipment, Gross, Beginning Balance		13,210	13,210
Property, Plant and Equipment, Additions		0	0
Property, Plant and Equipment, Gross, Ending Balance		13,210	13,210
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment, Beginning Balance		9,887	7,245
Depreciation		2,662	2,642
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment, Ending Balance		12,549	9,887
Property, plant and equipment		661	3,323
Buildings
Property, Plant and Equipment, Gross, Beginning Balance		358,420	358,420
Property, Plant and Equipment, Additions		0	0
Property, Plant and Equipment, Gross, Ending Balance		358,420	358,420
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment, Beginning Balance		51,108	36,771
Depreciation		14,338	14,337
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment, Ending Balance		65,446	51,108
Property, plant and equipment		292,974	307,312
Land
Property, Plant and Equipment, Gross, Beginning Balance		69,000	69,000
Property, Plant and Equipment, Additions		0	0
Property, Plant and Equipment, Gross, Ending Balance		69,000	69,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment, Beginning Balance		0	0
Depreciation		0	0
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment, Ending Balance		0	0
Property, plant and equipment		69,000	69,000
Machinery
Property, Plant and Equipment, Gross, Beginning Balance		56,288	56,288
Property, Plant and Equipment, Additions		0	0
Property, Plant and Equipment, Gross, Ending Balance		56,288	56,288
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment, Beginning Balance		36,809	25,551
Depreciation		10,961	11,258
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment, Ending Balance		47,770	36,809
Property, plant and equipment		8,518	19,479
Vehicles
Property, Plant and Equipment, Gross, Beginning Balance		130,050	130,050
Property, Plant and Equipment, Additions		3,000	0
Property, Plant and Equipment, Gross, Ending Balance		133,050	130,050
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment, Beginning Balance		130,050	99,783
Depreciation		133	30,267
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment, Ending Balance		130,183	130,050
Property, plant and equipment		2,867	0
Property, Plant and Equipment, Gross, Beginning Balance		694,971	694,750
Property, Plant and Equipment, Additions		8,302	221
Property, Plant and Equipment, Gross, Ending Balance		703,273	694,971
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment, Beginning Balance		295,649	237,132
Depreciation	[1]	30,426	58,517
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment, Ending Balance		326,075	295,649
Property, plant and equipment	[1]	$ 377,198	$ 399,322

[1]	8.PROPERTY, PLANT AND EQUIPMENT